Schedule of investments
Delaware Ivy VIP International Core Equity
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.74%Δ
Australia − 1.84%
Newcrest Mining	556,285	$ 9,929,911
		9,929,911
Austria − 0.91%
Mondi	308,486	4,897,840
		4,897,840
Brazil − 4.90%
Banco do Brasil	1,352,021	10,440,688
MercadoLibre †	12,171	16,042,108
		26,482,796
Canada − 5.36%
Canadian Pacific Railway	135,793	10,456,513
Dollarama	181,605	10,853,301
Suncor Energy	245,523	7,622,749
		28,932,563
China − 4.83%
Budweiser Brewing APAC	856,300	2,606,002
H World Group ADR †	304,196	14,899,520
JD.com ADR	69,693	3,058,826
Tencent Holdings	113,000	5,522,233
		26,086,581
China/Hong Kong − 4.90%
China Mengniu Dairy	2,099,000	8,604,741
Li Ning	846,500	6,656,804
Meituan Class B †	11,170	202,649
Prosus	102,268	8,008,000
SITC International Holdings	1,394,000	2,995,929
		26,468,123
Denmark − 4.84%
Ambu Class B †	424,264	6,379,717
AP Moller - Maersk Class A	1,240	2,199,817
AP Moller - Maersk Class B	2,124	3,860,815
Genmab †	36,200	13,683,792
		26,124,141
France − 13.96%
Airbus	92,241	12,320,403
BNP Paribas	137,381	8,204,062
Capgemini	29,113	5,410,230
L'Oreal	7,526	3,362,938
LVMH Moet Hennessy Louis Vuitton	14,635	13,433,592
Thales	78,441	11,597,255
TotalEnergies	164,266	9,685,735
Vinci	99,299	11,383,879
		75,398,094
Germany − 11.23%
Bayer	229,067	14,633,169
	Number of shares	Value (US $)
Common StocksΔ (continued)
Germany (continued)
Deutsche Telekom	581,213	$ 14,084,126
HeidelbergCement	112,872	8,241,598
HelloFresh †	276,557	6,595,142
RWE	256,344	11,030,069
SAP	48,349	6,105,054
		60,689,158
Hong Kong − 1.84%
Prudential	727,846	9,965,403
		9,965,403
India − 5.51%
Axis Bank	983,077	10,299,469
Bharti Airtel	597,398	5,447,974
ICICI Bank	546,562	5,840,804
NTPC	3,819,674	8,154,789
		29,743,036
Japan − 12.55%
Asahi Group Holdings	227,300	8,459,660
Inpex	591,500	6,259,564
Mitsubishi UFJ Financial Group	1,180,300	7,564,152
Nippon Telegraph & Telephone	171,000	5,109,948
ORIX	427,451	7,047,819
Renesas Electronics †	871,600	12,621,477
Seven & i Holdings	222,400	10,046,728
Tokio Marine Holdings	556,122	10,702,544
		67,811,892
Netherlands − 5.19%
Adyen †	1,682	2,680,147
ASML Holding	11,788	8,032,911
ING Groep	685,599	8,141,726
Shell	320,476	9,181,984
		28,036,768
Republic of Korea − 3.86%
LG	148,239	9,439,304
Samsung Electronics	230,763	11,411,452
		20,850,756
Spain − 1.36%
Banco Bilbao Vizcaya Argentaria	1,026,949	7,342,029
		7,342,029
Switzerland − 1.54%
Alcon	118,029	8,325,766
		8,325,766
Taiwan − 2.18%
Taiwan Semiconductor Manufacturing	671,000	11,759,021
		11,759,021
NQ-IV085 [3/23] 5/23 (2913012)    1

Schedule of investments
Delaware Ivy VIP International Core Equity   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom − 7.61%
AstraZeneca	44,296	$ 6,137,404
AstraZeneca ADR	149,852	10,401,227
Haleon	1,512,026	6,006,429
HSBC Holdings	1,111,532	7,554,532
Reckitt Benckiser Group	144,629	11,003,017
		41,102,609
United States − 4.33%
Schlumberger	169,858	8,340,028
Seagate Technology Holdings	128,642	8,505,809
Stellantis	361,575	6,570,782
		23,416,619
Total Common Stocks (cost $520,521,494)		533,363,106

Short-Term Investments – 0.33%
Money Market Mutual Funds – 0.33%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	446,968	446,968
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	446,968	446,968
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	446,968	446,968
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	446,968	$ 446,968
Total Short-Term Investments (cost $1,787,872)		1,787,872

Total Value of Securities−99.07% (cost $522,309,366)		535,150,978
Receivables and Other Assets Net of Liabilities — 0.93%		5,045,175
Net Assets Applicable to 35,404,008 Shares Outstanding — 100.00%	$540,196,153
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ-IV085 [3/23] 5/23 (2913012)